Equity Investments (Grizzly and Diamondback Income Statement Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Grizzly Oil Sands ULC [Member]
Schedule of Equity Method Investments [Line Items]
Gross revenue			$ 0	$ 0	$ 0
Net income (loss)			(6,050)	(6,605)	(3,234)
Diamondback Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Gross revenue	28,909	16,351	74,962	49,366	27,253
Income from operations	8,662	6,737
Income from operations			17,307	15,147	9,181
Net income (loss)	$ 5,396	$ 1,477	$ (36,521)	$ (386)	$ 8,231